INCOME AND MINING TAXES - Components of income and mining taxes expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME AND MINING TAXES
Current income and mining taxes	$ 181,812	$ 180,202
Deferred income and mining taxes:
Origination and reversal of temporary differences	178,588	75,756
Total income and mining taxes expense	$ 360,400	$ 255,958